INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 106,780,964		$ 145,585,266
Land		10,513,484		14,092,429
Other assets		12,676,256		16,733,513
Total Assets		129,970,704		176,411,208
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		90,024,070		123,597,649
Accounts payable and accrued expenses		1,716,220		2,555,897
Other liabilities		10,100,095		13,928,705
Total Liabilities		101,840,385		140,082,251
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	$ 25,795,625	25,795,625	$ 31,593,501	31,593,501
Other partners		2,334,694		4,735,456
Partners Capital		28,130,319		36,328,957
Liabilities and Stockholders' Equity		129,970,704		176,411,208
Series 47 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		23,720,384		39,816,213
Land		2,573,828		4,061,785
Other assets		2,719,876		4,454,343
Total Assets		29,014,088		48,332,341
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		19,044,751		34,114,981
Accounts payable and accrued expenses		416,564		677,203
Other liabilities		384,136		1,793,741
Total Liabilities		19,845,451		36,585,925
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	7,847,152	7,847,152	9,908,035	9,908,035
Other partners		1,321,485		1,838,381
Partners Capital		9,168,637		11,746,416
Liabilities and Stockholders' Equity		29,014,088		48,332,341
Series 48 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		12,446,561		25,478,305
Land		1,692,115		2,801,342
Other assets		1,358,136		2,716,753
Total Assets		15,496,812		30,996,400
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		12,742,531		23,143,314
Accounts payable and accrued expenses		229,469		800,962
Other liabilities		479,938		2,088,920
Total Liabilities		13,451,938		26,033,196
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	1,801,108	1,801,108	4,527,431	4,527,431
Other partners		243,766		435,773
Partners Capital		2,044,874		4,963,204
Liabilities and Stockholders' Equity		15,496,812		30,996,400
Series 49 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		70,614,019		80,290,748
Land		6,247,541		7,229,302
Other assets		8,598,244		9,562,417
Total Assets		85,459,804		97,082,467
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		58,236,788		66,339,354
Accounts payable and accrued expenses		1,070,187		1,077,732
Other liabilities		9,236,021		10,046,044
Total Liabilities		68,542,996		77,463,130
PARTNERS' CAPITAL
Boston Capital Tax Credit Fund V L.P.	$ 16,147,365	16,147,365	$ 17,158,035	17,158,035
Other partners		769,443		2,461,302
Partners Capital		16,916,808		19,619,337
Liabilities and Stockholders' Equity		$ 85,459,804		$ 97,082,467